UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	January 17, 2003

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	$162,200,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                com              00184a105     2410   183960 SH       SOLE                   183960
Abbott Labs                    com              002824100      279     6980 SH       SOLE                     6980
Adobe Systems Inc              com              00724F101     2942   118636 SH       SOLE                   118636
Affiliated Computer Services   com              008190100     3522    66900 SH       SOLE                    66900
Amer Intl Group                com              026874107     4199    72584 SH       SOLE                    72584
American Express               com              025816109     5067   143350 SH       SOLE                   143350
AmerisourceBergen Corp         com              03073e105     3142    57850 SH       SOLE                    57850
Amgen Inc.                     com              031162100     6023   124594 SH       SOLE                   124594
Anheuser-Busch                 com              035229103      929    19200 SH       SOLE                    19200
Apache Corp                    com              037411105     3807    66800 SH       SOLE                    66800
Applied Materials Inc          com              038222105     2251   172770 SH       SOLE                   172770
Bank of America Corp           com              060505104      853    12261 SH       SOLE                    12261
Bank of New York Inc           com              064057102      621    25900 SH       SOLE                    25900
Boeing                         com              097023105      610    18500 SH       SOLE                    18500
Check Point Software Technolog com              m22465104      734    56600 SH       SOLE                    56600
ChevronTexaco Corp             com              166764100      283     4256 SH       SOLE                     4256
Cisco Systems Inc              com              17275R102     2616   199669 SH       SOLE                   199669
Citigroup Inc                  com              172967101     3827   108748 SH       SOLE                   108748
Coca Cola Co.                  com              191216100      649    14800 SH       SOLE                    14800
Costco Wholesale Corp (n/c 8/9 com              22160k105      401    14290 SH       SOLE                    14290
Disney                         com              254687106     3206   196593 SH       SOLE                   196593
Equitable Resources            com              294549100     2880    82200 SH       SOLE                    82200
Exxon Mobil Corp               com              30231g102      655    18760 SH       SOLE                    18760
Federal National Mortgage Asso com              313586109     3403    52900 SH       SOLE                    52900
First Data Corp                com              319963104     2928    82700 SH       SOLE                    82700
General Electric               com              369604103     4097   168270 SH       SOLE                   168270
Genzyme Corp                   com              372917104     2582    87330 SH       SOLE                    87330
Golden West Financial Corp     com              381317106      438     6100 SH       SOLE                     6100
Goldman Sachs Group Inc        com              38141g104     3291    48330 SH       SOLE                    48330
H & R Block Inc.               com              093671105     2364    58800 SH       SOLE                    58800
Home Depot                     com              437076102     2543   106130 SH       SOLE                   106130
I. B. M.                       com              459200101     3261    42071 SH       SOLE                    42071
Intel Corp.                    com              458140100     2442   156868 SH       SOLE                   156868
Johnson & Johnson              com              478160104      636    11834 SH       SOLE                    11834
Kimberly Clark Corp.           com              494368103     3419    72027 SH       SOLE                    72027
Kroger Co.                     com              501044101     3251   210400 SH       SOLE                   210400
Lilly (Eli)                    com              532457108     3369    53048 SH       SOLE                    53048
MBIA Inc.                      com              55262C100      219     5000 SH       SOLE                     5000
Marsh & McLennan               com              571748102     3862    83570 SH       SOLE                    83570
Merck & Co.                    com              589331107      708    12500 SH       SOLE                    12500
Microsoft                      com              594918104     6539   126473 SH       SOLE                   126473
NASDAQ-100 Shares              com              631100104      341    13992 SH       SOLE                    13992
Nike Inc Class B               com              654106103     2445    54974 SH       SOLE                    54974
Northrop Grumman Corp          com              666807102     2047    21100 SH       SOLE                    21100
Paccar Inc.                    com              693718108      417     9045 SH       SOLE                     9045
Pepsico Inc.                   com              713448108      382     9055 SH       SOLE                     9055
Pfizer                         com              717081103     4399   143909 SH       SOLE                   143909
Philip Morris                  com              718154107      460    11350 SH       SOLE                    11350
Procter & Gamble               com              742718109      294     3420 SH       SOLE                     3420
Royal Dutch Petro-NY Shares (e com              780257804      234     5310 SH       SOLE                     5310
S&P 500 Depository Receipt     com              78462f103      916    10380 SH       SOLE                    10380
S&P Mid-Cap 400 Depository Rec com              595635103     7311    92950 SH       SOLE                    92950
Safeco Corp.                   com              786429100      667    19250 SH       SOLE                    19250
Starbucks Corporation          com              855244109     5284   259272 SH       SOLE                   259272
Starwood Hotels & Resorts      com              85590A203     2319    97700 SH       SOLE                    97700
State Street Corporation       com              857477103     3632    93140 SH       SOLE                    93140
Sungard Data Systems, Inc.     com              867363103     2283    96900 SH       SOLE                    96900
Symantec Corp                  com              871503108     2127    52500 SH       SOLE                    52500
Sysco Corp.                    com              871829107     3697   124100 SH       SOLE                   124100
Target Corp                    com              87612e106     3933   131095 SH       SOLE                   131095
Telefonica SA - Spons ADR      com              879382208      403    15152 SH       SOLE                    15152
Tiffany & Company              com              886547108     3225   134888 SH       SOLE                   134888
Transocean Inc                 com              G90078109     2590   111650 SH       SOLE                   111650
Tribune Company                com              896047107      239     5257 SH       SOLE                     5257
United Technologies            com              913017109     2424    39135 SH       SOLE                    39135
Wal-Mart                       com              931142103      202     4000 SH       SOLE                     4000
Washington Federal Inc.        com              938824109      338    13600 SH       SOLE                    13600
Washington Mutual Inc (symbol  com              939322103      698    20225 SH       SOLE                    20225
Waters Corp                    com              941848103     2726   125141 SH       SOLE                   125141
Weatherford International Ltd, com              g95089101     4658   116649 SH       SOLE                   116649
Weyerhaeuser Co.               com              962166104      251     5100 SH       SOLE                     5100